Consolidated Statements of Changes in Shareholders’ (Deficits) Equity	Adoption, Adjusted Balance Ordinary Shares Class A CNY (¥) shares	Adoption, Adjusted Balance Ordinary Shares Class B CNY (¥) shares	Adoption, Adjusted Balance Additional Paid-in Capital CNY (¥)	Adoption, Adjusted Balance Retained earnings (Accumulated Deficits) CNY (¥)	Adoption, Adjusted Balance Accumulated Other Comprehensive Income CNY (¥)	Adoption, Adjusted Balance CNY (¥)	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained earnings (Accumulated Deficits) CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Class A shares [1]	Class B shares [1]	CNY (¥)	USD ($)
Balance at Jun. 30, 2021							¥ 8,820	¥ 8,817	¥ 106,375,303	¥ (108,705,409)				¥ (2,312,469)
Balance (in Shares) at Jun. 30, 2021 | shares							13,183,308	13,155,570
Contribution from shareholders									6,200,000					6,200,000
Share based compensation									535,854					535,854
Net income (Loss)										14,259,406				14,259,406
Balance at Jun. 30, 2022							¥ 8,820	¥ 8,817	113,111,157	(94,446,003)				18,682,791
Balance (in Shares) at Jun. 30, 2022 | shares							13,183,308	13,155,570
Contribution from shareholders									600,000					600,000
Foreign exchange adjustments											5,118			5,118
Share based compensation								¥ 3,387	55,262,623					55,266,010
Share based compensation (in Shares) | shares								3,661,122
Net income (Loss)										(43,098,780)				(43,098,780)
Balance at Jun. 30, 2023	¥ 8,820	¥ 12,204	¥ 168,973,780	¥ (145,092,997)	¥ 5,118	¥ 23,906,925	¥ 8,820	¥ 12,204	168,973,780	(137,544,783)	5,118			31,455,139
Balance (in Shares) at Jun. 30, 2023 | shares	13,183,308	16,816,692					13,183,308	16,816,692				13,183,308	16,816,692
Foreign exchange adjustments											(233,990)			(233,990)
Adjustments due to the adoption of ASC 326										(7,548,214)				(7,548,214)
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”)							¥ 1,085		43,383,715					43,384,800
Issuance of Class A Ordinary Shares pursuant to initial public offering (“IPO”) (in Shares) | shares							1,500,000
Issuance of Class A Ordinary Shares pursuant to over allotment							¥ 17		687,505					687,522
Issuance of Class A Ordinary Shares pursuant to over allotment (in Shares) | shares							23,765
Offering cost incurred for IPO and over allotment									(17,633,556)					(17,633,566)
Issuance of warrants									627,340					627,340
Net income (Loss)										13,251,753				13,251,753	$ 1,823,501
Balance at Jun. 30, 2024							¥ 9,922	¥ 12,204	¥ 196,038,784	¥ (131,841,244)	¥ (228,872)			¥ 63,990,794	$ 8,805,426
Balance (in Shares) at Jun. 30, 2024 | shares							14,707,073	16,816,692				14,707,073	16,816,692

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).